BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 89.5%
	APPAREL & TEXTILE PRODUCTS - 0.7%
24,070	Hanesbrands, Inc.	$ 167,527

	ASSET MANAGEMENT - 10.4%
8,500	Ameriprise Financial, Inc.	2,141,575
12,359	Franklin Resources, Inc.	265,966
		2,407,541
	BANKING - 9.5%
29,221	Bank of America Corporation	882,474
4,430	Citigroup, Inc.	184,598
10,750	JPMorgan Chase & Company	1,123,375
		2,190,447
	BEVERAGES - 1.3%
5,226	Coca-Cola Company (The)	292,761

	BIOTECH & PHARMA - 7.2%
7,500	Bristol-Myers Squibb Company	533,175
2,500	Johnson & Johnson	408,400
16,000	Pfizer, Inc.	700,160
1,985	Viatris, Inc.	16,912
		1,658,647
	CABLE & SATELLITE - 2.3%
18,268	Comcast Corporation, Class A	535,800

	CHEMICALS - 0.3%
3,000	Univar Solutions, Inc.(a)	68,220

	CONTAINERS & PACKAGING - 0.4%
7,215	O-I Glass, Inc.(a)	93,434

	E-COMMERCE DISCRETIONARY - 2.0%
12,500	eBay, Inc.	460,125

	ENTERTAINMENT CONTENT - 6.5%
2,641	AMC Networks, Inc., Class A(a)	53,612

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 89.5% (Continued)
	ENTERTAINMENT CONTENT - 6.5% (Continued)
8,842	Madison Square Garden Entertainment Corporation(a)	$ 389,844
9,500	Walt Disney Company (The)(a)	896,135
12,687	Warner Bros Discovery, Inc.(a)	145,901
		1,485,492
	FOOD - 2.2%
9,000	Mondelez International, Inc., Class A	493,469

	HEALTH CARE FACILITIES & SERVICES - 2.7%
6,500	CVS Health Corporation	619,905

	HOME & OFFICE PRODUCTS - 1.1%
6,701	Newell Brands, Inc.	93,077
3,700	Scotts Miracle-Gro Company (The)	158,175
		251,252
	HOUSEHOLD PRODUCTS - 0.3%
3,200	Energizer Holdings, Inc.	80,448

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
12,707	Bank of New York Mellon Corporation (The)	489,474

	INTERNET MEDIA & SERVICES - 2.8%
28,752	Angi, Inc., Class A(a)	84,818
2,815	IAC, Inc.(a)	155,895
15,748	Uber Technologies, Inc.(a)	417,322
		658,035
	LEISURE FACILITIES & SERVICES - 10.0%
19,227	Liberty Media Corp-Liberty Braves - Series C(a)	528,743
4,934	Madison Square Garden Sports Corporation(a)	674,280
8	Marriott International, Inc., Class A	1,121
3,000	McDonald's Corporation	692,220
9,500	MGM Resorts International	282,340
1,500	Starbucks Corporation	126,390
		2,305,094

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 89.5% (Continued)
	LEISURE PRODUCTS - 1.9%
10,000	Acushnet Holdings Corporation	$ 434,900

	MACHINERY - 1.0%
22,554	Mueller Water Products, Inc., Class A	231,630

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
21,539	Trinity Place Holdings, Inc.(a)	19,006

	RETAIL - CONSUMER STAPLES - 0.9%
1,425	Target Corporation	211,456

	RETAIL - DISCRETIONARY - 7.6%
6,385	Home Depot, Inc. (The)	1,761,877

	SEMICONDUCTORS - 0.9%
8,000	Intel Corporation	206,160

	SOFTWARE - 7.9%
7,734	Microsoft Corporation	1,801,249
4,570	Vimeo, Inc.(a)	18,280
		1,819,529
	TECHNOLOGY HARDWARE - 2.2%
12,500	Cisco Systems, Inc.	500,000

	TECHNOLOGY SERVICES - 0.5%
37,500	Conduent, Inc.(a)	125,250

	TRANSPORTATION & LOGISTICS - 3.5%
5,000	United Parcel Service, Inc., Class B	807,700

	WHOLESALE - CONSUMER STAPLES - 1.2%
4,000	Sysco Corporation	282,840

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares			Fair Value
	COMMON STOCKS — 89.5% (Continued)
	TOTAL COMMON STOCKS (Cost $10,863,116)		$ 20,658,019

	PREFERRED STOCKS — 0.5%
	RETAIL - DISCRETIONARY — 0.5%
2,573	Qurate Retail, Inc., 8.00% (Cost $240,993)	–	117,174

	SHORT-TERM INVESTMENTS — 10.2%
	MONEY MARKET FUNDS - 10.2%
2,362,901	Dreyfus Institutional Preferred Government, Hamilton Class, 2.94% (Cost $2,362,901)(b)		2,362,901

	TOTAL INVESTMENTS - 100.2% (Cost $13,467,010)		$ 23,138,094
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(39,630)
	NET ASSETS - 100.0%		$ 23,098,464

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.